Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.535	$ 0.02